Property, Equipment, Improvements and Intangible Assets - Additional Information (Detail) - USD ($) $ in Thousands	1 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2016	Jul. 31, 2015	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Depreciation Expense			$ 32	$ 21	$ 32	$ 26
General and administrative expense			24,722	10,723	14,935	7,990
Amortization Expense			$ 145	$ 71	119	$ 31
Expected Amortization Expense 2017					193
Expected Amortization Expense 2018					128
Total Expected Amortization Expense					$ 321
Patents [Member]
Property, Plant and Equipment [Line Items]
General and administrative expense	$ 500	$ 500